Impairment of goodwill and other non-current assets	12 Months Ended
Dec. 31, 2020
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Impairment of goodwill and other non-current assets
17.	Impairment of goodwill and other non-current assets
As of December 31, 2020 and 2019, the Group performed an impairment analysis of goodwill and other non-current
assets at the level of cash generating units (CGU). The Group considers the relationship between market capitalisation and its book value, among other factors, when reviewing for indicators of impairment. Goodwill acquired through business combinations has been allocated to CGUs for impairment testing as follows (before impairment write-downs):

		Goodwill
Cash generating units	Segment	December 31, 2020	December 31, 2019
Yakutugol	Mining	10,259	13,399
Kuzbass Power Sales Company	Power	1,026	1,026
Port Posiet	Mining	756	756
Chelyabinsk Metallurgical Plant	Steel	679	589
Southern Kuzbass Coal Company	Mining	143	143
Port Temryuk	Mining	69	69

Total		12,932	15,982

As of December 31, 2020 and 2019, the recoverable amount of CGUs was determined based on value in use. Inflation and discount rates, range of discount rates, estimated for each year for the forecasted period, were as follows:

	Forecast period, years
As of December 31, 20 19	2020	2021	2022	2023	2024
Inflation rate in Russia	3.7%	3.4%	3.8%	3.8%	3.8%
Inflation rate in European countries	3.1%	2.7%	2.8%	2.8%	2.9%
Pre-tax discount rate, %	10.0%-14.9%	10.0%-14.9%	10.0%-14.9%	10.0%-14.9%	10.0%-14.9%

As of December 31, 2020	2021	2022	2023	2024	2025
Inflation rate in Russia	4.4%	3.7%	3.8%	3.8%	3.8%
Inflation rate in European countries	3.0%	2.9%	2.8%	2.8%	2.8%
Pre-tax discount rate, %	10. 4%-17.1%	10. 4%-17.1%	10. 4%-17.1%	10. 4%-17.1%	10. 4%-17.1%

The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. A long-term growth rate is calculated in the range
2.7%-3.9%
and is applied to the projected future cash flows after the fifth year
.

For the forecasted period from 2021 to 2025, the Group used the following key assumptions on prices for products sold in assessing the recoverable amount of the tested cash generating units:

Cash generating units	Segment	Product, measurement unit	Range of sales prices, FCA

Chelyabinsk Metallurgical Plant	Steel	Rails (Rub, thousand/tn)	43 – 48
Chelyabinsk Metallurgical Plant	Steel	Rebar (Rub, thousand/tn)	30 – 32
Chelyabinsk Metallurgical Plant	Steel	Billets (Rub, thousand/tn)	26 – 28
Izhstal	Steel	Billets (Rub, thousand/tn)	62 – 64
Izhstal	Steel	Long products (Rub, thousand/tn)	57 – 61
Yakutugol	Mining	Coking coal (Rub, thousand/tn)	3.5 – 3.5
Yakutugol	Mining	Steam coal (Rub, thousand/tn)	1.3 – 2.4
Southern Kuzbass Coal Company	Mining	Coking coal (Rub, thousand/tn)	4.0 – 4.4
Southern Kuzbass Coal Company	Mining	Anthracite (Rub, thousand/tn)	3.1 – 3.2
Southern Kuzbass Coal Company	Mining	Steam coal (Rub, thousand/tn)	0.8 – 1.0
BFP	Steel	Ferrosilicon (Rub, thousand/tn)	62 – 72
KPSC	Power	Electricity (Rub, thousand/kWh)	3.1 – 3.6
As of December 31, 2020, the Group performed the impairment testing for the following number of CGUs by segments: Steel – 3, Mining – 5 and Power – 2.
Impairment of goodwill
According to the identified during the reporting period indicators for impairment of goodwill, an impairment loss as of December 31, 2020 was recognised in the following CGU:

Cash generating units	Impairment loss on goodwill for the year ended December 31, 2020
Yakutugol	3,324

Total	3,324

Goodwill at Yakutugol was impaired in the amount of RUB 3,324 in 2020 due to coal prices decline in long-term forecast along with forthcoming depletion of Neryungrinsky Open Pit, decline in forecasted extraction and sales volumes in 2021-2022 with the shift to the next years as a consequence of current market environment impacted by the
COVID-19
pandemic. The remaining carrying value of goodwill was RUB 6,935 million.
According to the results of the impairment analysis of goodwill, an impairment loss as of December 31, 2019 was recognised in the following CGU:

Cash generating units	Impairment loss on goodwill for the year ended December 31, 2019
Yakutugol	3,139

Total	3,139

Goodwill at Yakutugol was impaired in the amount of RUB 3,139 in 2019 due to coal prices decline in long-term forecast along with forthcoming depletion of Neryungrinsky Open Pit. The remaining carrying value of goodwill was RUB 10,259 million.
According to the results of the impairment analysis of goodwill, an impairment loss as of December 31, 2018 was recognised in the following CGU:

Cash generating units	Impairment loss on goodwill at December 31, 2018
Southern Kuzbass Power Plant (SKPP)	2,382

Total	2,382

Goodwill at SKPP was written down from RUB 2,382 million to nil as of December 31, 2018 due to the breakdown of generating equipment and increased raw materials cost, that led to the increased idle and maintenance costs and reduced generating capacity forecasts.
Impairment of
non-current
assets
According to the results of the impairment analysis, impairment of non-current
assets was identified for the following CGUs as of December 31, 2020:

Cash generating units	Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2020
Korshunov Mining Plant (KMP)	50 5
Other	6 8

Total	573

Estimated future cash flows remained negative at KMP therefore property, plant and equipment and right-of-use
assets acquired in 2020 for the purpose to maintain production volumes in accordance with the license agreement obligations was written down to nil as of December 31, 2020.
According to the results of the impairment analysis, impairment of non-current
assets was identified for the following CGUs as of December 31, 2019:

Cash generating units	Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2019
Bratsk Ferroalloy Plant (BFP)	727
Korshunov Mining Plant (KMP)	549

Total	1,276

Impairment of
non-current
assets at BFP of RUB 727 million was recognised due to ferrosilicon prices decline in long-term forecast. The remaining carrying value of the property, plant and equipment, right-of-use
assets and mineral licenses of BFP was RUB 702 million. Estimated future cash flows remained negative at KMP therefore property, plant and equipment and right-of-use
assets acquired in 2019 for the purpose to maintain production volumes in accordance with the license agreement obligations was written down to nil as of December 31, 2019.
According to the results of the impairment analysis, reversal of previously recognised impairment loss of non-current
assets was identified for the following CGUs as of December 31, 2019:

Cash generating units	Gain from reversal of previously recognised impairment loss on non-current assets at December 31, 2019
Izhstal	2,611

Total	2,611

An impairment loss of
non-current
assets previously recognised at Izhstal was reversed of RUB 2,611 million due to decline in purchase prices for electrodes used as raw materials for steel production in a long-term forecast and decrease in pre-tax
discount rate. The remaining carrying value of the property, plant and equipment and right-of-use
assets of Izhstal was RUB 4,199 million.
According to the results of the impairment analysis, impairment of non-current
assets was identified for the following CGUs as of December 31, 2018:

Cash generating units	Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2018
Korshunov Mining Plant (KMP)	1,151
Izhstal	781
Southern Kuzbass Power Plant (SKPP)	337

Total	2,269

The carrying value of property, plant and equipment and
right-of-use
assets at KMP was written down to nil as of December 31, 2017. However, during 2018, new non-current
assets were acquired for the purpose to maintain production volumes in accordance with the license agreement obligations. As of December 31, 2018, estimated future cash flows remain negative due to high transportation cost per tonne and significant costs of large-scale stripping works in order to fulfil required level of extraction. Therefore, an additional impairment of property, plant and equipment and right-of-use
assets at KMP of RUB 1,151 million was recognised as of December 31, 2018.
Impairment of property, plant and equipment at Izhstal of RUB 781 million was caused by the shift of production technology to casting own steel instead of acquiring billets, increased projected cost of purchased scrap metal and continued growth in long-term production costs. The remaining carrying value of the property, plant and equipment of Izhstal was RUB 1,799 million.

Impairment of
non-current
assets at SKPP of RUB 337 million represents the remaining loss allocated after the reduction of carrying value of goodwill at SKPP as described above. The remaining carrying value of the property, plant and equipment of SKPP was RUB 1,889 million.
Carrying value of individual items of the
non-current
assets for the respective entities including the underground mining workings at SKCC was impaired due to changes in the Group’s management plans to invest funds into the ongoing construction projects and, as a result, the inability of these assets to generate future economic benefits in the current market conditions:

Subsidiaries	Impairment loss on non-current assets identified for individual items of assets at December 31, 2018
Southern Kuzbass Coal Company (SKCC)	2,533
Other	38

Total	2,571

Sensitivity analysis
Reasonably possible change in key assumptions used in calculations of value in use could impact recoverable amount which was most sensitive to the growth of discount rate, cash flows growth rates after the forecasted period and change in operating profit due to changes in sales and extraction volumes and selling prices.
Based on the sensitivity analysis carried out as of December 31, 2020, a 3% decrease in future planned revenues would trigger additional impairment of goodwill of RUB 3,606 million at Yakutugol, and a 1% increase in discount rate would lead to additional impairment of goodwill of RUB 1,481 million at Yakutugol.
The calculated value in use of Yakutugol is sensitive to annual production volumes. If annual production volumes are decreased by 20%, the value in use of Yakutugol would trigger additional impairment of goodwill of RUB 1,329 million.
For the cash-generating units, which were not impaired in the reporting period and for which the reasonably possible changes could lead to impairment, the recoverable amounts would become equal to their carrying amounts if the assumptions used to measure the recoverable amounts changed by the following percentages: decrease in sales prices of 3.3%, 1.3%, 1.6% and 0.2% at SKCC, Izhstal, BFP and SKPP, respectively, decrease in growth rate of 0.6% at SKPP and increase in discount rate of 0.5% and 2.1% at SKPP and SKCC, respectively. The recoverable amounts of SKCC, Izhstal, BFP and SKPP based on initial key assumptions exceed the carrying amounts by RUB 12,101 million, RUB 2,889 million, RUB 901 million and RUB 117 million, respectively.
Reasonably possible changes in other key assumptions used in assessing recoverable amount of CGUs as of December 31, 2020 do not lead to excess of carrying value over recoverable amount. The Group considered potential impacts and effects of the
COVID-19
pandemic, including the estimated impact on the macro economic environment, lower demand for Group’s products and negative pressure on selling prices based on the experience of 2020 when the downturn of economy affected the decline in Group’s performance. The recovery of the sales volumes and selling prices may be slower than reasonably expected due to macroeconomic uncertainty and instability from the
COVID-19
pandemic impact.